Fair Value Measurements -- Assets at FV Recurring Basis (Details) (10-Q) - USD ($) $ in Millions	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Assets
Cash and cash equivalents			$ 165
Available-for-sale securities	$ 1,675	$ 1,729	604
Trading and other securities	112	137	2,330
Preferred stock	6	6	0
Total investment securities	1,788	1,867	2,935
Other securities, fair value	112	128
Preferred Stock [Member]
Assets
Available-for-sale securities	15	13	7
Commercial Mortgage Backed Securities [Member]
Assets
Available-for-sale securities	112	116	24
Bonds [Member]
Assets
Available-for-sale securities	1,637	1,691	596
Trading and other securities	106	131
Residential Mortgage Backed Securities [Member]
Assets
Available-for-sale securities	82	128	73
Corporate Debt Securities [Member]
Assets
Available-for-sale securities	1,067	999	267
Collateralized Debt Obligations [Member]
Assets
Available-for-sale securities	82	71	63
Other Long-term Investments [Member]
Assets
Available-for-sale securities	2	2	1
Foreign Government Debt Securities [Member]
Assets
Available-for-sale securities	119	126
US Treasury and Government [Member]
Assets
Available-for-sale securities	40	111	64
US States and Political Subdivisions Debt Securities [Member]
Assets
Available-for-sale securities	135	140	102
Common Stock [Member]
Assets
Available-for-sale securities	21	23
Estimate of Fair Value Measurement [Member]
Assets
Cash and cash equivalents	658	939	879
Total investment securities	1,788	1,867	2,935
Reported Value Measurement [Member]
Assets
Cash and cash equivalents	658	939	879
Total investment securities	1,788	1,867	2,935
Portion at Other than Fair Value Measurement [Member] | Common Stock [Member]
Assets
Available-for-sale securities	1	1	1
Fair Value, Measurements, Nonrecurring [Member]
Assets
Total	166	19	30
Fair Value, Measurements, Recurring [Member]
Assets
Cash equivalents in mutual funds		240	236
Cash and cash equivalents			165
Available-for-sale securities		1,729	604
Trading and other securities		137	2,330
Total investment securities		1,866	2,934
Restricted cash in mutual funds		277	207
Total		2,383	3,542
Other securities, fair value		128
Fair Value, Measurements, Recurring [Member] | Preferred Stock [Member]
Assets
Available-for-sale securities		13	7
Preferred stock	6	6
Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member]
Assets
Available-for-sale securities		116	24
Trading and other securities		2	151
Fair Value, Measurements, Recurring [Member] | Bonds [Member]
Assets
Available-for-sale securities			596
Fair Value, Measurements, Recurring [Member] | Non-US government and government sponsored entities [Member]
Assets
Available-for-sale securities		126
Trading and other securities		3	20
Fair Value, Measurements, Recurring [Member] | Residential Mortgage Backed Securities [Member]
Assets
Available-for-sale securities		128	73
Trading and other securities		2	36
Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Assets
Available-for-sale securities		999	267
Trading and other securities		124	1,056
Fair Value, Measurements, Recurring [Member] | Collateralized Debt Obligations [Member]
Assets
Available-for-sale securities		71	63
Trading and other securities			512
Fair Value, Measurements, Recurring [Member] | Other Long-term Investments [Member]
Assets
Available-for-sale securities		2	1
Fair Value, Measurements, Recurring [Member] | US Treasury and Government [Member]
Assets
Available-for-sale securities		111	64
Trading and other securities			303
Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Assets
Available-for-sale securities		140	102
Trading and other securities			14
Fair Value, Measurements, Recurring [Member] | Common Stock [Member]
Assets
Available-for-sale securities		23
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement [Member]
Assets
Cash equivalents in mutual funds	158	240
Cash and cash equivalents	69
Available-for-sale securities	1,675	1,729
Trading and other securities	112	137
Total investment securities	1,787	1,866
Restricted cash in mutual funds	163	277
Total	2,177	2,383
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Preferred Stock [Member]
Assets
Available-for-sale securities	15	13
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Commercial Mortgage Backed Securities [Member]
Assets
Available-for-sale securities	112	116
Trading and other securities	2	2
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Bonds [Member]
Assets
Available-for-sale securities	1,637	1,691
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Non-US government and government sponsored entities [Member]
Assets
Available-for-sale securities	119	126
Trading and other securities	3
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Residential Mortgage Backed Securities [Member]
Assets
Available-for-sale securities	82	128
Trading and other securities	1	2
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Corporate Debt Securities [Member]
Assets
Available-for-sale securities	1,067	999
Trading and other securities	97	124
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Collateralized Debt Obligations [Member]
Assets
Available-for-sale securities	82	71
Trading and other securities	3
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Other Long-term Investments [Member]
Assets
Available-for-sale securities	2	2
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement [Member] | US Treasury and Government [Member]
Assets
Available-for-sale securities	40	111
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement [Member] | US States and Political Subdivisions Debt Securities [Member]
Assets
Available-for-sale securities	135	140
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Common Stock [Member]
Assets
Available-for-sale securities	21	23
Fair Value, Measurements, Recurring [Member] | Estimate of Fair Value Measurement [Member] | Other Debt Obligations [Member]
Assets
Trading and other securities		3
Fair Value, Inputs, Level 2 [Member]
Assets
Cash and cash equivalents	69	0	165
Total investment securities	1,743	1,829	2,926
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets
Total	0	0	0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Cash equivalents in mutual funds		0	0
Cash and cash equivalents	69		165
Available-for-sale securities	1,642	1,698	596
Trading and other securities	101	131	2,330
Total investment securities	1,743	1,829	2,926
Restricted cash in mutual funds			0
Total	1,812	1,829	3,091
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Preferred Stock [Member]
Assets
Available-for-sale securities	7	7	7
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member]
Assets
Available-for-sale securities	112	116	21
Trading and other securities	2	2	151
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Bonds [Member]
Assets
Available-for-sale securities	1,635	1,691	589
Trading and other securities	101	131
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Non-US government and government sponsored entities [Member]
Assets
Available-for-sale securities	119	126
Trading and other securities	3	3	20
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Residential Mortgage Backed Securities [Member]
Assets
Available-for-sale securities	82	128	73
Trading and other securities	1	2	36
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Assets
Available-for-sale securities	1,066	999	263
Trading and other securities	93	124	1,056
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Collateralized Debt Obligations [Member]
Assets
Available-for-sale securities	81	71	63
Trading and other securities	2		512
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other Long-term Investments [Member]
Assets
Available-for-sale securities			0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | US Treasury and Government [Member]
Assets
Available-for-sale securities	40	111	64
Trading and other securities			303
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Assets
Available-for-sale securities	135	140	102
Trading and other securities			14
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Common Stock [Member]
Assets
Available-for-sale securities		0
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member] | Other Debt Obligations [Member]
Assets
Trading and other securities		3
Fair Value, Inputs, Level 1 [Member]
Assets
Cash and cash equivalents	589	939	714
Total investment securities	35	36	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets
Total	0	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Cash equivalents in mutual funds	158	240	236
Cash and cash equivalents			0
Available-for-sale securities	29	29	0
Trading and other securities	6	6	0
Total investment securities	35	35	0
Restricted cash in mutual funds	163	277	207
Total	356	552	443
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Preferred Stock [Member]
Assets
Available-for-sale securities	8	6	0
Preferred stock	6	6
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member]
Assets
Available-for-sale securities			0
Trading and other securities	0		0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Bonds [Member]
Assets
Available-for-sale securities			0
Trading and other securities	0	0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Non-US government and government sponsored entities [Member]
Assets
Trading and other securities	0		0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Residential Mortgage Backed Securities [Member]
Assets
Available-for-sale securities			0
Trading and other securities	0		0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Assets
Available-for-sale securities			0
Trading and other securities	0		0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Collateralized Debt Obligations [Member]
Assets
Available-for-sale securities			0
Trading and other securities			0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Other Long-term Investments [Member]
Assets
Available-for-sale securities			0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | US Treasury and Government [Member]
Assets
Available-for-sale securities			0
Trading and other securities			0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Assets
Available-for-sale securities			0
Trading and other securities			0
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member] | Common Stock [Member]
Assets
Available-for-sale securities	21	23
Fair Value, Inputs, Level 3 [Member]
Assets
Cash and cash equivalents		0	0
Total investment securities	10	2	9
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets
Total	166	19	30
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Assets
Cash equivalents in mutual funds		0	0
Cash and cash equivalents			0
Available-for-sale securities	4	2	8
Trading and other securities	5	0	0
Total investment securities	9	2	8
Restricted cash in mutual funds			0
Total	9	2	8
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Preferred Stock [Member]
Assets
Available-for-sale securities	0		0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Commercial Mortgage Backed Securities [Member]
Assets
Available-for-sale securities	0	0	3
Trading and other securities			0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Bonds [Member]
Assets
Available-for-sale securities	2	0	7
Trading and other securities	5
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Non-US government and government sponsored entities [Member]
Assets
Trading and other securities			0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Residential Mortgage Backed Securities [Member]
Assets
Available-for-sale securities	0	0	0
Trading and other securities	0		0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Assets
Available-for-sale securities	1	0	4
Trading and other securities	4		0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Collateralized Debt Obligations [Member]
Assets
Available-for-sale securities	1	0	0
Trading and other securities	1		0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | Other Long-term Investments [Member]
Assets
Available-for-sale securities	$ 2	$ 2	1
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | US Treasury and Government [Member]
Assets
Available-for-sale securities			0
Trading and other securities			0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member] | US States and Political Subdivisions Debt Securities [Member]
Assets
Available-for-sale securities			0
Trading and other securities			$ 0